STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details Narrative) - USD ($)											1 Months Ended						3 Months Ended		12 Months Ended
	Mar. 06, 2020	Aug. 15, 2019	May 29, 2019	Feb. 28, 2019	Nov. 30, 2018	Oct. 31, 2018	Aug. 31, 2018	Jul. 31, 2018	Nov. 14, 2017	Nov. 14, 2017	Jan. 31, 2020	Dec. 31, 2019		Sep. 30, 2019	Apr. 30, 2018	Jan. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013	Dec. 17, 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option, expense																	$ 217,605	$ 123,711	$ 422,682		$ 329,193
Granted					600,000
Weighted average exercise price, granted					$ 0.37
Shares issued during period value																					$ 1,153,645
Exercise price (in dollars per share)																$ 0.15
Weighted avarage contractual term					5 years
Stock options expected to vest, weighted average																			8 months 12 days
Unrecognized compensation cost																			$ 87,913
Common stock issued												111,893,779					112,920,804		111,893,779		102,553,706
Proceeds from issuance of common stock																					$ 1,153,645
Warrant amount																					1,153,465
Unrecognized compensation cost																	$ 192,633		$ 0		$ 0
Weighted average vest term																	9 months 18 days
Convertible Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maturity terms	18 months
2017 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be granted under plan									13,000,000	13,000,000
Expiration date									Nov. 14, 2027
Stock Option 2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be granted under plan																								18,000,000
Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted																	1,000,000
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted avarage contractual term					6 months
Number of options issued					500,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted avarage contractual term					1 year
Number of options issued					100,000
Four Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period value											$ 137,160
Shares issued during period (in shares)											2,000,000
Exercise price (in dollars per share)											$ 0.0701
Expiration date											Jan. 07, 2025
Five Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of unvested options											1 year
Shares issued during period value											$ 171,451
Shares issued during period (in shares)											2,500,000
Exercise price (in dollars per share)											$ 0.0701
Expiration date											Jan. 07, 2025
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)																$ 0.10						$ 0.15
Number of warrants exercised																					1,250,000
Warrant amount																					$ 16,513,311	$ 715,000
Stock Options, Restricted Stock and Units, and Other Stock-based Awards [Member] | Stock Option 2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be granted under plan																							20,000,000
Stock Options, Restricted Stock and Units, and Other Stock-based Awards [Member] | Stock Option 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be granted under plan												20,000,000							20,000,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, description																	In connection with Incentive Stock Options, the exercise price of each option may not be less than 100% of the fair market value of the common stock on the date of the grant (or 110% of the fair market value in the case of a grantee holding more than 10% of the outstanding stock of the Company).		In connection with Incentive Stock Options, the exercise price of each option may not be less than 100% of the fair market value of the common stock on the date of the grant (or 110% of the fair market value in the case of a grantee holding more than 10% of the outstanding stock of the Company).
Granted																	4,700,000		1,500,000		1,600,000
Term of unvested options																			2 years 10 months 24 days
Weighted average exercise price, granted																	$ 0.07		$ 0.18		$ 0.27
Forfeited warrants																			2,200,000
Number of warrants exercised																					5,000,000
Stock options expected to vest, weighted average																			2 years 9 months 18 days
Aggregate intrinsic value												$ 60,000	[1]						$ 60,000	[1]	$ 2,113,368
Former Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)			71,774
Number of cashless exercise of warrants			200,000
Board of Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares cashless exercise of options related to services																4,027,778
Disposed shares related to services																972,222
Board of Director [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in conversion of debt																1,749,683
Board of Director [Member] | Equity Incentive Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)										13,000,000
Board of Director [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)																					20,787,784
Shares issued in conversion of debt																1,749,683
Exercise price (in dollars per share)								$ 0.15
Number of warrants exercised																					20,787,784
Number of cashless exercise of warrants						11,678	366,047
Number of disposed share						4,680	190,386
Number of issuance share						6,998	175,661
Number of common stock called by warrants (in shares)																3,700,000
Proceeds from issuance of common stock																					$ 2,079,345
Warrant amount																$ 5,000,000
Chairman of Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares cashless exercise of options related to services																5,000,000
Disposed shares related to services																972,222
Shares issued during period (in shares)																4,027,778
Member of Board [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period value								$ 215,929								$ 15,731
Shares issued during period (in shares)								1,439,524								104,876
Exercise price (in dollars per share)																$ 0.15
Number of warrants exercised																104,876
Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of unvested options											1 year
Shares issued during period value											$ 13,716
Shares issued during period (in shares)											200,000
Exercise price (in dollars per share)											$ 0.0701
Expiration date											Jan. 07, 2025
Settlement Agreement [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)																					464,775
Exercise price (in dollars per share)																					$ 0.15
Equity Incentive Plan 2017 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		500,000
Exercise price (in dollars per share)		$ 0.14
Weighted avarage contractual term		5 years
Amendment Employment Agreement Dated August 15, 2017 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Extend of terms		Aug. 15, 2020
Description of agreement automatically renewed terms		Automatically renewed on July 16, 2019.
Reduction of terms		1 year
Deferred salary		$ 100,000
Deferred salary terms		2 years
Description of deferred salary terms		Agreed to continue deferring 25% of his base salary over the one-year term until August 15, 2020.
Consulting Agreement [Member] | Stock Options [Member] | Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested				500,000																	500,000
Granted																					1,000,000
Exercise price (in dollars per share)																					$ 0.2102
Consulting Agreement [Member] | Stock Options [Member] | Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted																			1,000,000
Exercise price (in dollars per share)												$ 0.195							$ 0.195
Weighted avarage contractual term																			2 years
Monthly consulting fee																			$ 14,500
Extend of terms																			Mar. 01, 2021
Securities Purchase Agreement [Member] | Bridge Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)												$ 0.15							$ 0.15
Warrant term												5 years							5 years
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)												$ 0.0699					0.08		$ 0.0699
Warrant [Member] | Convertible Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)																	$ 0.15
Warrant term																	3 years
Number of warrant issued																	24,900,000
Warrant amount																	$ 4,125,000
Warrant [Member] | Stock Options [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period value															$ 1,000
Shares issued during period (in shares)															100,000
Exercise price (in dollars per share)															$ 0.01
Number of warrants exercised															100,000
Proceeds from issuance of common stock															$ 1,000
Warrant [Member] | Securities Purchase Agreement [Member] | Bridge Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)												$ 0.15							$ 0.15
Number of convertible debt														300,000
Maturity terms														5 years
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period value																					$ 15,906
Shares issued during period (in shares)																					15,906,168
Number of warrants exercised																					4,027,778
Cashless exercise of warrants (in shares)																			71,774		182,659
Number of shares issued																		800,000	6,095,569		400,000
Common Stock [Member] | Former Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of cashless exercise of warrants			128,226
Common Stock [Member] | Board of Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)												240,000
Common Stock [Member] | Securities Purchase Agreement [Member] | Bridge Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of convertible debt																			300,000
Number of shares issued														300,000

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company's common stock for options that were in-the-money at each respective period. During the years ended December 31, 2019 and 2018, the aggregate intrinsic value of options exercised under the Company's stock option plans was $59,800 and $2,113,368, respectively.